Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long Term Debt

Long term debt is summarized as follows:

	December 31, 2012	December 31, 2011
Credit facility, at Libor USD + 2.50% to 3.75%	$425,676	$483,612
Less current instalments of long-term debt	(50,572)	(46,000)

	$375,104	$437,612

Estimated Repayments of Long Term Debt	the estimated repayments in each of the relevant periods are as follows:

Year ending December 31,	December 31, 2012
2013	$50,572
2014	52,441
2015	40,000
2016	282,663

$425,676